DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Japan Hedged Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Communication Services - 7.8%
Capcom Co. Ltd.	12,300	$387,099
CyberAgent, Inc.	31,200	267,190
Dentsu Group, Inc.	15,236	489,011
Hakuhodo DY Holdings, Inc.	17,780	198,230
KDDI Corp.	119,115	3,487,146
Koei Tecmo Holdings Co. Ltd.	8,640	144,809
Konami Group Corp.	6,764	298,569
Nexon Co. Ltd.	35,264	764,565
Nintendo Co. Ltd.	81,610	3,071,277
Nippon Telegraph & Telephone Corp.	88,352	2,561,238
SoftBank Corp.	212,600	2,400,738
SoftBank Group Corp.	89,086	3,609,764
Square Enix Holdings Co. Ltd.	6,000	267,489
Toho Co. Ltd.	8,398	292,362
Z Holdings Corp.	198,828	538,415

(Cost $20,014,630)		18,777,902

Consumer Discretionary - 17.7%
Aisin Corp.	11,023	301,978
Bandai Namco Holdings, Inc.	14,807	915,031
Bridgestone Corp.	42,207	1,619,710
Denso Corp.	32,010	1,701,887
Fast Retailing Co. Ltd.	12,918	2,552,196
Hikari Tsushin, Inc.	1,452	210,834
Honda Motor Co. Ltd.	120,345	3,130,711
Iida Group Holdings Co. Ltd.	9,666	160,656
Isuzu Motors Ltd.	43,195	516,798
Koito Manufacturing Co. Ltd.	15,644	262,773
Mazda Motor Corp.	40,904	368,618
McDonald’s Holdings Co. Japan Ltd.	6,119	242,234
Nissan Motor Co. Ltd.	171,347	663,969
Nitori Holdings Co. Ltd.	5,947	672,644
Open House Group Co. Ltd.	5,600	201,535
Oriental Land Co. Ltd.	14,825	2,368,755
Pan Pacific International Holdings Corp.	28,300	517,550
Panasonic Holdings Corp.	163,244	1,423,162
Rakuten Group, Inc.	62,838	310,140
Sekisui Chemical Co. Ltd.	27,352	366,622
Sekisui House Ltd.	45,752	866,786
Sharp Corp.(a)	14,755	101,867
Shimano, Inc.	5,384	838,908
Sony Group Corp.	93,093	7,815,012
Subaru Corp.	45,517	731,287
Sumitomo Electric Industries Ltd.	52,913	651,138
Suzuki Motor Corp.	27,289	958,638
Toyota Motor Corp.	782,965	10,710,384
USS Co. Ltd.	14,618	237,165
Yamaha Corp.	10,507	398,966
Yamaha Motor Co. Ltd.	22,024	563,723
ZOZO, Inc.	9,434	209,598

(Cost $43,324,479)		42,591,275

Consumer Staples - 6.6%
Aeon Co. Ltd.(a)	48,402	902,949
Ajinomoto Co., Inc.	33,801	997,484
Asahi Group Holdings Ltd.	33,697	1,191,912
Japan Tobacco, Inc.	88,689	1,804,004
Kao Corp.	34,584	1,292,883
Kikkoman Corp.	10,848	507,523
Kirin Holdings Co. Ltd.	60,989	913,346
Kobayashi Pharmaceutical Co. Ltd.	3,600	216,812
Kobe Bussan Co. Ltd.	10,600	290,000
Kose Corp.	2,388	269,923
MatsukiyoCocokara & Co.	8,500	395,175
MEIJI Holdings Co. Ltd.	8,293	380,069
Nisshin Seifun Group, Inc.	13,775	159,244
Nissin Foods Holdings Co. Ltd.	4,570	380,624
Seven & i Holdings Co. Ltd.(a)	55,702	2,491,463
Shiseido Co. Ltd.	29,607	1,363,633
Suntory Beverage & Food Ltd.	9,836	345,313
Unicharm Corp.	29,974	1,110,197
Welcia Holdings Co. Ltd.(a)	6,600	144,404
Yakult Honsha Co. Ltd.	9,538	650,788

(Cost $17,420,533)		15,807,746

Energy - 0.8%
ENEOS Holdings, Inc.	225,937	780,421
Idemitsu Kosan Co. Ltd.	15,560	346,844
Inpex Corp.	76,644	806,660

(Cost $2,456,612)		1,933,925

Financials - 12.1%
Chiba Bank Ltd.	38,160	279,428
Concordia Financial Group Ltd.	81,138	348,615
Dai-ichi Life Holdings, Inc.	72,419	1,544,332
Daiwa Securities Group, Inc.	99,144	474,039
Japan Exchange Group, Inc.	37,532	560,134
Japan Post Bank Co. Ltd.(a)	29,625	255,878
Japan Post Holdings Co. Ltd.	175,770	1,562,056
Japan Post Insurance Co. Ltd.	14,200	246,340
Mitsubishi HC Capital, Inc.	49,516	258,572
Mitsubishi UFJ Financial Group, Inc.	882,942	6,258,509
Mizuho Financial Group, Inc.	178,377	2,780,692
MS&AD Insurance Group Holdings, Inc.	31,689	1,036,168
Nomura Holdings, Inc.(a)	215,177	887,069
ORIX Corp.	88,327	1,583,859
Resona Holdings, Inc.	159,976	881,099
SBI Holdings, Inc.	17,699	381,785
Shizuoka Financial Group, Inc.	33,282	265,953
Sompo Holdings, Inc.	23,075	989,570
Sumitomo Mitsui Financial Group, Inc.	96,472	4,231,433
Sumitomo Mitsui Trust Holdings, Inc.	24,562	910,105
T&D Holdings, Inc.	39,249	594,118
Tokio Marine Holdings, Inc.	135,613	2,878,994

(Cost $27,044,016)		29,208,748

Health Care - 9.0%
Asahi Intecc Co. Ltd.	16,100	274,334
Astellas Pharma, Inc.	135,735	1,913,080
Chugai Pharmaceutical Co. Ltd.	49,635	1,237,275
Daiichi Sankyo Co. Ltd.	129,383	4,069,975
Eisai Co. Ltd.	18,612	1,004,998
Hoya Corp.	26,386	2,610,403
Kyowa Kirin Co. Ltd.	20,060	429,473
M3, Inc.	32,684	780,642
Nippon Shinyaku Co. Ltd.	3,500	156,807
Olympus Corp.	90,276	1,521,010
Ono Pharmaceutical Co. Ltd.	26,783	546,853
Otsuka Holdings Co. Ltd.	28,900	877,475
Shionogi & Co. Ltd.	19,608	872,571
Sysmex Corp.	12,444	745,881
Takeda Pharmaceutical Co. Ltd.	111,123	3,437,627
Terumo Corp.	47,702	1,282,634

(Cost $22,504,354)		21,761,038

Industrials - 21.8%
AGC, Inc.	14,362	531,633
ANA Holdings, Inc.*(a)	11,018	223,629
BayCurrent Consulting, Inc.	9,800	385,076
Central Japan Railway Co.	10,652	1,197,768
Dai Nippon Printing Co. Ltd.	16,443	440,799
Daifuku Co. Ltd.	7,500	409,276
Daikin Industries Ltd.	18,448	3,163,076
East Japan Railway Co.	22,385	1,135,403
FANUC Corp.	14,189	2,414,595
Fuji Electric Co. Ltd.	9,406	363,377
Hankyu Hanshin Holdings, Inc.	17,040	484,962
Hitachi Construction Machinery Co. Ltd.	7,520	168,179
Hitachi Ltd.	71,534	3,619,913
Hoshizaki Corp.	7,808	276,696
ITOCHU Corp.	87,788	2,623,549
Japan Airlines Co. Ltd.*	10,354	194,981
Kajima Corp.	31,776	379,711
Keio Corp.	7,336	255,660
Keisei Electric Railway Co. Ltd.	8,984	259,646
Kintetsu Group Holdings Co. Ltd.	12,810	388,096
Komatsu Ltd.	68,337	1,636,213
Kubota Corp.	74,763	1,128,679
Kurita Water Industries Ltd.	7,742	350,268
Lixil Corp.	21,516	343,074
Makita Corp.	16,544	413,129
Marubeni Corp.	114,187	1,459,259
MINEBEA MITSUMI, Inc.	26,824	465,339
MISUMI Group, Inc.	21,120	502,580
Mitsubishi Corp.	92,491	3,144,511
Mitsubishi Electric Corp.	142,726	1,606,984
Mitsubishi Heavy Industries Ltd.	23,702	873,016
Mitsui & Co. Ltd.	105,871	2,973,455
Mitsui OSK Lines Ltd.(a)	25,400	664,125
MonotaRO Co. Ltd.	18,100	246,199
NGK Insulators Ltd.	16,864	223,937
Nidec Corp.	32,990	1,670,883
Nihon M&A Center Holdings, Inc.	23,000	192,068
NIPPON EXPRESS HOLDINGS, Inc.	5,739	320,344
Nippon Yusen KK(a)	35,836	929,623
Obayashi Corp.	46,608	344,712
Odakyu Electric Railway Co. Ltd.	21,977	266,491
Persol Holdings Co. Ltd.	13,400	268,384
Recruit Holdings Co. Ltd.	106,491	2,897,012
Secom Co. Ltd.	15,572	906,151
SG Holdings Co. Ltd.	21,400	308,532
Shimizu Corp.	39,568	213,598
SMC Corp.	4,258	2,160,977
Sumitomo Corp.	83,173	1,419,051
Taisei Corp.	13,452	438,668
Tobu Railway Co. Ltd.	14,190	316,827
Tokyu Corp.	39,622	477,251
TOPPAN, Inc.	19,439	351,645
Toshiba Corp.	28,823	892,708
TOTO Ltd.	10,038	335,079
Toyota Industries Corp.	10,899	639,587
Toyota Tsusho Corp.	15,731	642,388
West Japan Railway Co.	16,279	631,767
Yamato Holdings Co. Ltd.	21,117	356,874
Yaskawa Electric Corp.(a)	17,782	700,022

(Cost $52,817,128)		52,627,435

Information Technology - 13.3%
Advantest Corp.(a)	13,400	1,063,890
Azbil Corp.	8,500	220,998
Brother Industries Ltd.	16,922	248,942
Canon, Inc.	73,897	1,595,932
Disco Corp.	2,100	658,588
FUJIFILM Holdings Corp.	26,657	1,244,013
Fujitsu Ltd.	14,588	1,877,138
GMO Payment Gateway, Inc.	3,000	246,557
Hamamatsu Photonics KK	10,388	509,653
Hirose Electric Co. Ltd.	2,066	252,645
Ibiden Co. Ltd.	8,500	291,855
Itochu Techno-Solutions Corp.	6,400	142,426
Keyence Corp.	14,378	6,218,798
Kyocera Corp.	23,708	1,168,031
Lasertec Corp.	5,600	911,021
Murata Manufacturing Co. Ltd.	42,445	2,281,939
NEC Corp.	18,193	651,396
Nomura Research Institute Ltd.	29,522	659,152
NTT Data Corp.	46,940	651,585
Obic Co. Ltd.	5,167	756,711
Omron Corp.	13,717	736,651
Oracle Corp.	2,772	188,933
Otsuka Corp.	8,260	278,458
Renesas Electronics Corp.*	86,800	1,124,565
Ricoh Co. Ltd.	41,334	321,188
Rohm Co. Ltd.	6,512	501,236

SCSK Corp.	11,600	168,264
Seiko Epson Corp.	21,024	289,832
Shimadzu Corp.	17,536	506,806
SUMCO Corp.	25,900	357,432
TDK Corp.	28,684	960,663
TIS, Inc.	16,800	417,054
Tokyo Electron Ltd.	11,014	3,778,517
Trend Micro, Inc.	9,972	469,469
Yokogawa Electric Corp.	17,008	254,080

(Cost $29,910,599)		32,004,418

Materials - 4.7%
Asahi Kasei Corp.	92,884	647,947
JFE Holdings, Inc.	36,319	449,736
JSR Corp.	13,151	298,941
Mitsubishi Chemical Group Corp.	94,396	549,785
Mitsui Chemicals, Inc.	13,681	330,080
Nippon Paint Holdings Co. Ltd.	61,415	536,318
Nippon Sanso Holdings Corp.	13,180	235,034
Nippon Steel Corp.	59,637	1,330,231
Nissan Chemical Corp.	9,402	412,941
Nitto Denko Corp.	10,518	633,452
Oji Holdings Corp.	58,484	237,536
Shin-Etsu Chemical Co. Ltd.	27,331	3,844,065
Sumitomo Chemical Co. Ltd.	105,556	369,801
Sumitomo Metal Mining Co. Ltd.	18,305	680,278
Toray Industries, Inc.	102,642	587,409
Tosoh Corp.	19,600	266,602

(Cost $11,778,612)		11,410,156

Real Estate - 3.1%
Daito Trust Construction Co. Ltd.	4,651	438,268
Daiwa House Industry Co. Ltd.	44,617	1,029,938
Daiwa House REIT Investment Corp. REIT	165	340,652
GLP J REIT(a)	329	345,782
Hulic Co. Ltd.	28,010	223,002
Japan Metropolitan Fund Invest REIT(a)	518	389,199
Japan Real Estate Investment Corp. REIT	92	381,095
Mitsubishi Estate Co. Ltd.	81,924	1,020,176
Mitsui Fudosan Co. Ltd.	66,982	1,276,621
Nippon Building Fund, Inc. REIT	114	481,437
Nippon Prologis REIT, Inc. REIT	157	335,090
Nomura Real Estate Holdings, Inc.	8,928	199,012
Nomura Real Estate Master Fund, Inc. REIT(a)	314	348,235
Sumitomo Realty & Development Co. Ltd.	22,950	541,914

(Cost $9,090,213)		7,350,421

Utilities - 1.0%
Chubu Electric Power Co., Inc.	47,634	493,990
Kansai Electric Power Co., Inc.	52,007	489,684
Osaka Gas Co. Ltd.	27,689	450,044
Tokyo Electric Power Co. Holdings, Inc.*	112,784	374,414
Tokyo Gas Co. Ltd.	28,865	557,139

(Cost $2,886,856)		2,365,271

TOTAL COMMON STOCKS
(Cost $239,248,032)		235,838,335

EXCHANGE-TRADED FUNDS - 0.3%
iShares Currency Hedged MSCI Japan ETF
(Cost $781,871)	26,564	746,980

SECURITIES LENDING COLLATERAL - 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(b)(c)
(Cost $5,457,351)	5,457,351	5,457,351

CASH EQUIVALENTS - 5.6%
DWS ESG Liquidity Fund “Capital Shares”, 4.73%(b)	120,759	120,759
DWS Government Money Market Series “Institutional Shares”, 4.51%(b)	13,316,967	13,316,967

TOTAL CASH EQUIVALENTS
(Cost $13,437,724)		13,437,726

TOTAL INVESTMENTS - 106.1% (Cost $258,924,978)		$255,480,392
Other assets and liabilities, net - (6.1%)		(14,591,371)

NET ASSETS - 100.0%		$240,889,021

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023

SECURITIES LENDING COLLATERAL — 2.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(b)(c)
466,150	4,991,201(d)	—	—	—	25,372	—	5,457,351	5,457,351
CASH EQUIVALENTS — 5.6%
DWS ESG Liquidity Fund “Capital Shares”, 4.73%(b)
117,904	2,784	—	—	71	2,797	—	120,759	120,759
DWS Government Money Market Series “Institutional Shares”, 4.51%(b)
—	106,070,763	(92,753,796)	—	—	114,069	—	13,316,967	13,316,967

584,054	111,064,748	(92,753,796)	—	71	142,238	—	18,895,077	18,895,077

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $6,810,344, which is 2.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,733,671.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

REIT:	Real Estate Investment Trust

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
Nikkei 225 Futures	JPY	2	$377,642	$403,510	3/09/2023	$25,868
TOPIX Index Futures	JPY	26	3,619,858	3,809,629	3/09/2023	189,771

Total unrealized appreciation						$215,639

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

As of February 28, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	JPY	9,115,162,400	USD	70,355,844	$3,408,891	$—
JP Morgan & Chase Co	3/2/2023	JPY	9,520,181,100	USD	73,482,001	3,560,360	—
RBC Capital Markets	3/2/2023	JPY	1,400,965,000	USD	10,813,307	523,820	—
RBC Capital Markets	3/2/2023	JPY	9,062,383,700	USD	69,948,199	3,388,882	—
RBC Capital Markets	3/2/2023	JPY	1,307,806,400	USD	9,699,703	94,427	—
Goldman Sachs & Co.	3/2/2023	USD	66,917,464	JPY	9,115,162,400	29,489	—
JP Morgan & Chase Co	3/2/2023	USD	69,890,842	JPY	9,520,181,100	30,799	—
RBC Capital Markets	3/2/2023	USD	86,415,998	JPY	11,771,155,100	38,081	—
Goldman Sachs & Co.	4/4/2023	JPY	9,115,162,400	USD	67,226,415	—	(67,784)
JP Morgan & Chase Co	4/4/2023	JPY	9,520,181,100	USD	70,213,780	—	(70,537)
RBC Capital Markets	4/4/2023	JPY	11,771,155,100	USD	86,815,291	—	(87,216)
RBC Capital Markets	4/4/2023	JPY	1,892,759,000	USD	13,959,373	—	(14,234)

Total unrealized appreciation (depreciation)						$11,074,749	$(239,771)

ß	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2023.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$235,838,335	$—	$—	$235,838,335
Exchange-Traded Funds	746,980	—	—	746,980
Short-Term Investments(a)	18,895,077	—	—	18,895,077
Derivatives(b)
Forward Foreign Currency Contracts	—	11,074,749	—	11,074,749
Futures Contracts	215,639	—	—	215,639

TOTAL	$255,696,031	$11,074,749	$—	$266,770,780

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(239,771)	$—	$(239,771)

TOTAL	$—	$(239,771)	$—	$(239,771)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBJP-PH3

R-089711-1 (5/24) DBX005195 (5/24)